Related party transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Summary of Expenses Charged by Our Parent
The following is a summary of expenses charged by our parent, DoubleU Games (in thousands):

	Three months ended June 30,		Six months ended June 30,		Statement of
	2022	2021	2022	2021	Income and Comprehensive Income Line Item
Royalty expense	$852	$1,028	$1,690	$2,162	Cost of revenue
Interest expense	454	513	925	1,022	Interest expense
Rent expense	320	356	655	712	General and administrative expense
Other expense	60	64	114	99	General and administrative expense

Summary of Amounts Due to our Parent
Amounts due to our parent, DUG, are as follows (in thousands):

	At June 30,	At December 31,	Statement of Consolidated
	2022	2021	Balance Sheet Line Item
4.6% Senior Notes with related party	$38,673	$42,176	Long-Term borrowing with related party

Royalties and other expenses	467	511	A/P and accrued expenses
Short-term lease liability	1,290	1,309	Short-term operating lease liabilities
Accrued interest on 4.6% Senior Notes with related party	6,800	6,454	Other non-current liabilities
Long-term lease liability	338	1,078	Long-term lease liabilities